Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2021	663	2,429	3,578	1,026	298	160	206	8,360
Additions	1	131	221	65	59	21	287	785
Disposals	(3)	(28)	(103)	(49)	(58)	(8)	—	(249)
Assets held for sale	(29)	(26)	(8)	—	—	—	—	(63)
Transfers and reclassifications	27	37	75	36	2	8	(184)	1
Currency translation adjustments	(11)	(42)	(40)	32	(4)	(2)	(4)	(71)
As at 31 December 2022	648	2,501	3,723	1,110	297	179	305	8,763
Additions	20	71	271	73	101	9	344	889
Disposals	(1)	(44)	(214)	(47)	(51)	(3)	—	(360)
Transfers and reclassifications	2	84	124	34	3	12	(259)	—
Currency translation adjustments	(12)	(26)	(18)	(9)	(1)	(2)	(1)	(69)
As at 31 December 2023	657	2,586	3,886	1,161	349	195	389	9,223
Accumulated depreciation:
As at 31 December 2021	—	(766)	(1,473)	(631)	(151)	(91)	—	(3,112)
Depreciation expense	—	(128)	(380)	(127)	(58)	(22)	—	(715)
Disposals	—	19	105	49	53	8	—	234
Assets held for sale	—	10	9	—	—	—	—	19
Transfers and reclassifications	—	—	3	(2)	—	—	—	1
Currency translation adjustments	—	22	(2)	(14)	3	2	—	11
As at 31 December 2022	—	(843)	(1,738)	(725)	(153)	(103)	—	(3,562)
Depreciation expense	—	(137)	(318)	(112)	(61)	(25)	—	(653)
Disposals	—	28	204	43	47	3	—	325
Transfers and reclassifications	—	—	3	(1)	—	—	—	2
Currency translation adjustments	—	—	5	4	—	—	—	9
As at 31 December 2023	—	(952)	(1,844)	(791)	(167)	(125)	—	(3,879)
Net book value:
As at 31 December 2021	663	1,663	2,105	395	147	69	206	5,248
As at 31 December 2022	648	1,658	1,985	385	144	76	305	5,201
As at 31 December 2023	657	1,634	2,042	370	182	70	389	5,344

Disclosure of right to use asset
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2023	2022
	€ million	€ million
Buildings and improvements	427	465
Vehicle fleet	171	133
Machinery, equipment and containers	81	82
Furniture and office equipment	2	3
Total	681	683
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Buildings and improvements	67	63
Vehicle fleet	58	57
Machinery, equipment and containers	32	34
Furniture and office equipment	2	2
Total	159	156